                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peter B. Cannell & Co., Inc.
Address:   645 Madison Avenue, 8th Floor
           New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Duffy
Title:   Chief Compliance Officer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Duffy                   New York, NY               04/29/09
----------------------------   ------------------------   ----------------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           69

Form 13F Information Table Value Total:       737105
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------------
 1    28 - 10208             Richmond Enterprises, Inc.

 2    28 - 10207             New York Community Bank

 3    28 - 10200             New York Community Bancorp, Inc.

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Peter B. Cannell & Co., Inc.
FORM 13F

31-Mar-09

                                                                                                   Voting Authority
                                                                                                  -----------------
                                                            Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                  Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared  None
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ABBOTT LABORATORIES             COM             002824100      983     20618   SH        Defined    1,2,3     20618
AFLAC INC                       COM             001055102     1851     95618   SH        Defined    1,2,3     95618
AGILENT TECHNOLOGIES INC        COM             00846U101     1227     79850   SH        Defined    1,2,3     79850
ALEXANDER & BALDWIN INC         COM             014482103     3012    158300   SH        Defined    1,2,3    158300
AMGEN INC                       COM             031162100      480      9700   SH        Defined    1,2,3      9700
ANADARKO PETROLEUM CORP         COM             032511107      494     12700   SH        Defined    1,2,3     12700
APACHE CORP                     COM             037411105    11876    185300   SH        Defined    1,2,3    185300
APPLE INC                       COM             037833100    33001    313940   SH        Defined    1,2,3    313940
BAXTER INTERNATIONAL INC        COM             071813109     1790     34951   SH        Defined    1,2,3     34951
BOARDWALK PIPELINE PTNRS, LP    UT LTD PTNR     096627104    26863   1199260   SH        Defined    1,2,3   1199260
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH  112585104    32072   2327465   SH        Defined    1,2,3   2327465
BROOKFIELD INFRASTRUCTURE PTNR  LP INT UNIT     G16252101     7064    534325   SH        Defined    1,2,3    534325
BROOKFIELD PROPERTIES CORP      COM             112900105     1455    253475   SH        Defined    1,2,3    253475
CATERPILLAR INC                 COM             149123101     1503     53750   SH        Defined    1,2,3     53750
CELGENE CORP                    COM             151020104     6019    135555   SH        Defined    1,2,3    135555
CENTERPOINT ENERGY INC          COM             15189T107     5942    569700   SH        Defined    1,2,3    569700
CERNER CORP                     COM             156782104     2639     60025   SH        Defined    1,2,3     60025
CHEVRON CORP                    COM             166764100      825     12272   SH        Defined    1,2,3     12272
CISCO SYSTEMS INC               COM             17275R102     3429    204500   SH        Defined    1,2,3    204500
COLGATE-PALMOLIVE CO            COM             194162103      608     10315   SH        Defined    1,2,3     10315
CONTINENTAL RESOURCES INC       COM             212015101     5615    264725   SH        Defined    1,2,3    264725
CROWN HOLDINGS INC              COM             228368106    30642   1348075   SH        Defined    1,2,3   1348075
DEERE & CO                      COM             244199105     2120     64500   SH        Defined    1,2,3     64500
DISH NETWORK CORP               CL A            25470M109      360     32400   SH        Defined    1,2,3     32400
DISNEY WALT CO.                 COM             254687106     1587     87396   SH        Defined    1,2,3     87396
DOMINION RESOURCES INC.         COM             25746u109      658     21222   SH        Defined    1,2,3     21222
DOVER CORPORATION               COM             260003108      950     36000   SH        Defined    1,2,3     36000
DUKE ENERGY CORP                COM             26441C105      639     44600   SH        Defined    1,2,3     44600
EMC CORP                        COM             268648102     2209    193750   SH        Defined    1,2,3    193750
ENBRIDGE ENERGY PARTNERS LP     COM             29250R106      275      9200   SH        Defined    1,2,3      9200
ENERGY TRANSFER PARTNERS LP     UNIT LTD PTNR   29273R109    19817    537200   SH        Defined    1,2,3    537200
EQT CORPORATION                 COM             26884L109    35297   1126620   SH        Defined    1,2,3   1126620
EV3 INC                         COM             26928A200    16380   2307075   SH        Defined    1,2,3   2307075
EXXON MOBIL CORP                COM             30231G102     1802     26454   SH        Defined    1,2,3     26454
GENERAL ELECTRIC CO             COM             369604103      931     92100   SH        Defined    1,2,3     92100
GENESIS ENERGY LP               UNIT LTD PTNR   371927104    14088   1377165   SH        Defined    1,2,3   1377165
GOLDCORP INC                    COM             380956409    36348   1090880   SH        Defined    1,2,3   1090880
HOME DEPOT INC                  COM             437076102      721     30600   SH        Defined    1,2,3     30600
HORMEL FOODS CORP               COM             440452100    22632    713720   SH        Defined    1,2,3    713720
HUDSON CITY BANCORP INC         COM             443683107     6868    587532   SH        Defined    1,2,3    587532
INTERNATIONAL BUSINESS MACHINE  COM             459200101    32687    337365   SH        Defined    1,2,3    337365
JOHNSON & JOHNSON CO            COM             478160104     2530     48103   SH        Defined    1,2,3     48103
MCCORMICK & CO INC              COM NON VTG     579780206    27476    929185   SH        Defined    1,2,3    929185
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    36914    892940   SH        Defined    1,2,3    892940
MERCK & CO INC                  COM             589331107      316     11800   SH        Defined    1,2,3     11800
METABOLIX INC                   COM             591018809      288     42300   SH        Defined    1,2,3     42300
MFA FINANCIAL, INC              COM             55272X102     6372   1083730   SH        Defined    1,2,3   1083730
MICROSOFT CORP.                 COM             594918104     2951    160653   SH        Defined    1,2,3    160653
NORTHROP GRUMMAN CORP           COM             666807102     1135     26003   SH        Defined    1,2,3     26003
PENN VIRGINIA RESOURCE PARTNER  COM             707884102     5220    457935   SH        Defined    1,2,3    457935
PEPSICO INC                     COM             713448108      447      8676   SH        Defined    1,2,3      8676
PETSMART INC                    COM             716768106     3158    150650   SH        Defined    1,2,3    150650
POTASH CORP OF SASKATCHEWAN IN  COM             73755L107    27003    334160   SH        Defined    1,2,3    334160
PROCTER & GAMBLE CO             COM             742718109      531     11276   SH        Defined    1,2,3     11276
RAYONIER INC                    COM             754907103    41168   1362290   SH        Defined    1,2,3   1362290
REPUBLIC SERVICES INC           COM             760759100    35869   2091490   SH        Defined    1,2,3   2091490
ROMA FINANCIAL CORP             COM             77581P109    15912   1228700   SH        Defined    1,2,3   1228700
SOUTHWESTERN ENERGY CO          COM             845467109    25021    842755   SH        Defined    1,2,3    842755
SPDR GOLD TRUST                 GOLD SHS        78463V107      476      5275   SH        Defined    1,2,3      5275
SPECTRA ENERGY CORP             COM             847560109     1710    120900   SH        Defined    1,2,3    120900
STANLEY WORKS                   COM             854616109     3009    103345   SH        Defined    1,2,3    103345
TELEFLEX INC                    COM             879369106    24995    639420   SH        Defined    1,2,3    639420

TERADATA CORP                   COM             88076W103    21148   1303800   SH        Defined    1,2,3   1303800
TEVA PHARMACEUTICAL INDS LTD A  ADR             881624209     1505     33397   SH        Defined    1,2,3     33397
THERMO FISHER SCIENTIFIC INC    COM             883556102    37684   1056467   SH        Defined    1,2,3   1056467
UNILEVER N V                    NY SHS NEW      904784709     1190     60731   SH        Defined    1,2,3     60731
URBAN OUTFITTERS INC            COM             917047102    10435    637450   SH        Defined    1,2,3    637450
VERTEX PHARMACEUTICALS INC      COM             92532F100    24624    857075   SH        Defined    1,2,3    857075
WAL MART STORES INC             COM             931142103     2259     43350   SH        Defined    1,2,3     43350
REPORT SUMMARY                              69 DATA RECORDS 737105              3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED